Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

The estimated useful lives are as follows:

Useful Life
Office equipment, fixtures and furniture	3-10 years
Automobiles	5-8 years
Computer equipment	5 years
Buildings	28 years
Useful Life
Capitalized development costs	5 years
Purchased software	5 years
Software from business combinations	4-10 years